Equipment	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Equipment

All of the Company's fixed assets were fully depreciated as of March 31, 2012 (June 30, 2011: $6,667). For the nine month period ended March 31, 2012, depreciation expense totaled $6,667 (March 31, 2011: $6,667).